Other Non-Current Assets - Summary of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Total	$ 166,945	$ 128,190